AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 31, 2007.

SECURITIES ACT FILE NO. 333-137536

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933    ☒

PRE-EFFECTIVE AMENDMENT NO.    ☐

POST-EFFECTIVE AMENDMENT NO. 1

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

(Exact Name of Registrant as Specified in Charter)

125 BROAD STREET, NEW YORK, NY 10004

(Address of Principal Executive Offices) (Zip Code)

1-800-451-2010

(Registrant’s Area Code and Telephone Number)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(Name and Address of Agent for Service)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class I shares

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on November 22, 2006.

1

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to ARTICLE IX of Registrant’s Charter for a complete statement of its terms.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Reference is made to paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC.

ITEM 16. EXHIBITS

1(a) Articles of Incorporation dated as of February 18, 1994 is incorporated by reference to Exhibit 1(a) to the Registration Statement on February 23, 1994.

1(b) Amendment to Articles of Incorporation dated as of May 26, 1994 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 on June 10, 1994.

1(c) Amendment to Articles of Incorporation dated as of June 7, 1994 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 1 on June 10, 1994.

1(d) Amendment to Articles of Incorporation dated as of February 17, 1999 is incorporated by reference to Exhibit a.4 to Post-Effective Amendment No. 11 filed February 26, 1999.

1(e) Amendment to Articles of Incorporation dated as of February 24, 1999 is incorporated by reference to Exhibit a.5 to Post-Effective Amendment No. 11 filed February 26, 1999.

1(f) Amendment to Articles of Incorporation dated as of June 9, 1999 is incorporated by reference to Exhibit a.6 to Post-Effective Amendment No. 13 filed February 25, 2000.

1(g) Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.7 to Post-Effective Amendment No. 13 filed February 25, 2000.

1(h) Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.8 to Post-Effective Amendment No. 13 filed February 25, 2000.

1(i) Amendment to Articles of Incorporation dated as of July 28, 2000 is incorporated by reference to Exhibit a.9 to Post-Effective Amendment No. 14 filed on February 28, 2001.

1(j) Amendment to Articles of Incorporation dated as of March 14, 2002 is incorporated by reference to Exhibit 9.10 to Post-Effective Amendment No. 17 filed on February 27, 2003.

1(k) Articles Supplementary to Articles of Incorporation dated as of May 28, 2003 is incorporated by reference to Exhibit a.11 to Post-Effective Amendment No. 20 filed on July 2, 2003.

1(l) Amendment to Articles of Incorporation dated as of July 1, 2003 is incorporated by reference to Exhibit a.12 to Post Effective Amendment No. 20 filed on July 2, 2003.

1(m) Articles Supplementary to Articles of Incorporation dated as of April 6, 2005 is incorporated by reference to Post-Effective Amendment No. 24, filed on April 13, 2005.

1(n) Amendment to Articles of Incorporation dated April 24, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

1(o) Amendment to Articles of Incorporation dated December 14, 2006 is incorporated by reference to Post-Effective Amendment No. 31, filed on December 15, 2006.

1(p) Articles Supplementary dated December 14, 2006 is incorporated by reference to Post-Effective Amendment No. 31, filed on December 15, 2006.

2(a) Bylaws of the Fund are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 on June 10, 1994.

2(b) Amended and Restated By-Laws of the Fund dated as of March 21, 2003, are incorporated by reference to Post-Effective Amendment No. 24, filed on April 13, 2005.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

5 Not applicable.

6(a) Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

6(b) Subadvisory Agreement dated August 1, 2006 between LMPFA and CAM North America LLC, with respect to the Registrant on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

7(a) Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 14 filed on February 28, 2001.

7(b) Amendment to Distribution Agreement dated December 1, 2005 between Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

7(c) Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investor Services, LLC is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

8 Not applicable.

9 Custodian Services Agreement with State Street Bank and Trust Company dated January 1, 2006, is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

10 Not applicable.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

11(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

12 Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Large Cap Growth Portfolio discussed in the Prospectus/Proxy Statement is filed herewith.

13 Not applicable.

14 Consents of Independent Registered Public Accounting Firms are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

15 Not applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(a) Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Variable Large Cap Growth Portfolio dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(c) Annual Report of Legg Mason Partners Variable Large Cap Growth Portfolio for the year ended October 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(d) Semi-Annual Report of Legg Mason Partners Variable Large Cap Growth Portfolio for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(e) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Large Cap Growth Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(f) Annual Report of Legg Mason Partners Variable Large Cap Growth Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(g) Annual Report of Legg Mason Partners Variable Large Cap Growth Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(h) Semi-Annual Report of Legg Mason Partners Variable Large Cap Growth Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., for the six months ended June 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on September 22, 2006.

17(i) Code of Ethics of Salomon Smith Barney Inc. is incorporated by reference to Exhibit P.6 filed on February 27, 2003.

17(j) Code of Ethics—Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

17(k) Code of Ethics of Citigroup Asset Management-North America and Certain Registered Investment Companies as amended September 13, 2005 (adopted by LMPFA and ClearBridge), is incorporated by reference to Post-Effective Amendment No. 27, filed on December 30, 2005.

17(l) License Agreement dated December 1, 2005 between Registrant and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, filed on December 30, 2005.

17(m) Transfer Agency and Services Agreement with PFPC, Inc., dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 28 filed on February 28, 2006.

17(n) Subscription Agreement between Registrant and The Travelers, Inc. is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 31st day of May, 2007.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC. on behalf of Legg Mason Partners Variable Large Cap Growth Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	May 31, 2007

/s/ Frances Guggino Frances Gugino	Treasurer, Chief Financial and Accounting Officer	May 31, 2007

/s/ Michael Gellert* Michael Gellert	Director	May 31, 2007

/s/ Robert A. Frankel* Robert A. Frankel	Director	May 31, 2007

/s/ Rainer Greeven* Rainer Greeven	Director	May 31, 2007

/s/ Susan M. Heilbron* Susan M. Heilbron	Director	May 31, 2007

*By:	/s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

12	Final opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Large Cap Growth Portfolio